Convertible Notes (Narrative) (Detail) $ / shares in Units, shares in Millions						2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 18, 2019 USD ($)	Nov. 21, 2016 USD ($)	Nov. 20, 2015 USD ($)	Feb. 11, 2014 USD ($)	Feb. 05, 2014 USD ($)	Nov. 18, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 12, 2019 USD ($) shares	Sep. 17, 2019 USD ($) $ / shares	Feb. 01, 2018 USD ($)	Nov. 22, 2016 USD ($) $ / shares	Nov. 21, 2015 USD ($)	Sep. 30, 2014	Feb. 12, 2014 USD ($)	Feb. 06, 2014 USD ($) $ / shares
Debt Instrument [Line Items]
Principal amount a $5 incentive cash payment per each to convert debt									$ 1,000
Convertible note rate conversion trading days (in days)									0
Convertible Notes rate conversion consecutive trading days (in days)									$ 30
Adjustments to Additional Paid in Capital, Other											$ 2,063,000
Minimum conversion price percent for note conversion (in Percent)									130.00%
Share Price | $ / shares																			$ 7.97
Exchange of debt							$ 86,100,000	$ 86,053,000		$ 0	0
Purchased call options cost									$ 3,025,000	0	0
Gains (loss) on extinguishment of debt							$ (3,900,000)		(8,430,000)	0	0
Repayment of convertible note, principal														$ 126,400,000
Repayment of convertible note, interest														$ 2,600,000
Cash paid per round lot to exchange debt													$ 70.00
Round lot of notes									1,000				1,000
Cash paid to exchange convertible note													6,000,000
Extinguishment of Debt, Amount									$ 0	0	$ 43,909,000
February 2018 Note Warrant [Member]
Debt Instrument [Line Items]
Convertible notes, conversion price (in Dollars per Share) | $ / shares									$ 10.3610
Proceeds from issuance of warrants					$ 11,400,000
December 2021 Notes [Member]
Debt Instrument [Line Items]
Convertible Debt			$ 150,000,000						$ 16,950,000	124,644,000					$ 150,000,000
Unamortized discount of liability component									(2,220,000)	(25,356,000)					$ (4,300,000)
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature	$ 13,500,000								$ (5,973,000)	(6,611,000)
Warrant unwind												$ 2,500,000	900,000
Capped call unwind shares repurchased | shares												1.6
Capped call unwind												$ 3,100,000
Capped call common stock repurchased												5,600,000
Debt Instrument, Interest Rate, Stated Percentage															2.75%
Debt discount recorded to additional paid in capital															$ 23,800,000
Debt discount recorded to deferred tax liability															$ 12,800,000
Debt Instrument, Interest Rate, Effective Percentage															9.70%
Convertible notes, conversion price (in Dollars per Share) | $ / shares															$ 3.81
Estimated market interest rate for similar nonconvertible instrument															9.50%
Debt instrument, convertible, remaining amortization period (in Duration)									1 year 11 months 6 days
Net proceeds from the issuance of convertible notes		$ 145,700,000
Convertible Notes, Principal Balance Outstanding									$ 19,170,000	$ 150,000,000
Conversion Rate per $1,000 Principal Amount (in Ratio)		262.2951
Proceeds from issuance of warrants					$ 14,400,000
Gains (loss) on extinguishment of debt									2,500,000
Extinguishment of Debt, Amount									44,800,000
Payment for Debt Extinguishment or Debt Prepayment Cost									$ 39,900,000
Stock Issued During Period, Shares, Other | shares									3.5
Debt discount, derecognition on extinguishment									$ 300,000
Deferred issuance costs, derecognition on extinguishment									$ 100,000
December 2024 Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Threshold Trading Days									30
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger									130.00%
Convertible Debt									$ 10,300,000
Unamortized discount of liability component									(1,200,000)				$ (9,400,000)
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature	$ 8,100,000								(350,000)
Adjustments to Additional Paid in Capital, Other									$ 1,300,000
Warrant unwind												$ 4,200,000
Capped call unwind shares repurchased | shares												1.6
Capped call unwind												$ 1,200,000
Capped call common stock repurchased												$ 5,400,000
Debt Instrument, Interest Rate, Stated Percentage													2.75%
Debt instrument, accretion rate									2.375%
Repurchase price upon fundamental change as described in 2024 Notes indenture									100.00%
Debt Instrument, Convertible, Threshold Consecutive Trading Days									20
Debt discount recorded to additional paid in capital													$ 5,500,000
Debt discount recorded to deferred tax liability													$ 1,200,000
Maximum percent of common stock closing price and conversion rate to convert note (in Percent)									98.00%
Debt Instrument, Interest Rate, Effective Percentage									7.50%
Convertible notes, conversion price (in Dollars per Share) | $ / shares													$ 3.81
Estimated market interest rate for similar nonconvertible instrument													7.10%
Debt instrument, convertible, remaining amortization period (in Duration)									4 years 11 months
Convertible Notes, Principal Balance Outstanding									$ 11,500,000
Conversion Rate per $1,000 Principal Amount (in Ratio)									262.2951
Purchased call options cost						$ 5,000,000
Gains (loss) on extinguishment of debt									$ 2,100,000
Repurchase price upon fundamental change as described in 2021 Notes indenture									100.00%
Debt Instrument, Redeemable, Threshold Percentage of Stock Price Minimum									128.00%
Extinguishment of Debt, Amount									$ 74,600,000
Payment for Debt Extinguishment or Debt Prepayment Cost									$ 58,000,000
Stock Issued During Period, Shares, Other | shares									9.9
Deferred issuance costs, derecognition on extinguishment									$ 1,100,000
Cap Price capped call | $ / shares													$ 4.88
February 2018 Note Purchase Call Option [Member]
Debt Instrument [Line Items]
Number of hedge counterparties (in Counterparties)																	2
Purchased call options cost				$ 31,000,000
Deferred taxes included in purchased call options cost				10,800,000
Number of shares of common stock covered by the purchased call options purchased (in Shares) | shares									13.8
Series 2012 Notes [Member]
Debt Instrument [Line Items]
Convertible Debt																			$ 131,700,000
May 2015 Notes [Member]
Debt Instrument [Line Items]
Maximum percent of common stock closing price and conversion rate to convert note (in Percent)									98.00%
Purchased Call Options [Member]
Debt Instrument [Line Items]
Convertible notes, conversion price (in Dollars per Share) | $ / shares									$ 4.88
February 2018 Notes [Member]
Debt Instrument [Line Items]
Convertible Debt																		$ 300,000,000
Unamortized discount of liability component			(3,100,000)												$ (4,300,000)
Deferred issuance costs			900,000												1,300,000	$ 29,700,000
Purchase call option unwind			300,000
Warrant unwind			200,000
Fees and Commissions, Transfer Agent (Deprecated 2018-01-31)			100,000
Debt Instrument, Interest Rate, Stated Percentage																		4.00%
Debt discount recorded to additional paid in capital																		$ 19,300,000
Debt discount recorded to deferred tax liability																		$ 10,400,000
Debt Instrument, Interest Rate, Effective Percentage																		6.90%
Estimated market interest rate for similar nonconvertible instrument																		7.00%
Net proceeds from the issuance of convertible notes				$ 290,200,000
Debt Instrument, Repurchase Amount			53,600,000												120,000,000
Debt instrument, repurchase amount paid			43,700,000												$ 121,500,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities		$ 1,500,000
Gains (loss) on extinguishment of debt			$ 6,500,000
Repayments of Convertible Debt									$ 129,000,000